SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before taxation	¥ (53,435)	¥ (89,841)	¥ (193,062)
Tax calculated at a tax rate of 25%	(13,359)	(22,460)	(48,266)
Tax effect on non-deductible expenses
Tax effect on different tax rates of group entities operating in other jurisdictions	4,705	5,163	1,607
Inventory provision (reversal) that are not tax deductible (taxable)	(1,011)	(24,809)	(575)
Bad debts expense (reversal) that are not tax deductible	(19,613)	30,417	37,567
Depreciation and amortization adjustments that are not tax deductible	(7,584)	(11,337)	(14,757)
Other
Lease charge under IFRS 16	(42)	(193)	282
Net operating losses not recognized to deferred tax assets	37,113	23,436	24,175
Tax per financial statements	¥ 209	¥ 217	¥ 33